Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) customer		Dec. 31, 2020 USD ($) customer		Dec. 31, 2019 USD ($) customer	Jun. 30, 2022 USD ($)	[2]
Impairments of investments	$ 0		$ 0		$ 0
Equity Method Investments	13,194	[1],[2]	28,924	[1]		$ 6,914
Impairment long lived asset held for use	0		0		0
Impairment of intangible assets finite lived	0		0		0
Goodwill impairment loss	0		0		0
Additional Paid-in Capital [Member]
Equity Method Investments	$ 0		$ 0		$ 0
Customer Concentration Risk [Member] | Major Customer Related Party Two [Member]
Number of customers related parties over net sales ten percent benchmark | customer			2
Customer Concentration Risk [Member] | Major Customer Related Party Three [Member]
Number of customers related parties over net sales ten percent benchmark | customer					3
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of other customers over net sales ten percent benchmark | customer	0		0		0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Major Customer Related Party One [Member]
Concentration risk percentage	17.00%		27.10%		35.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Major Customer Related Party Two [Member]
Concentration risk percentage	10.50%		12.30%		17.30%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Major Customer Related Party Three [Member]
Concentration risk percentage					11.50%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Major Customer One [Member]
Concentration risk percentage					13.50%
Number of other customers over net sales ten percent benchmark | customer					1

[1]	Equity method investments in Platform Ventures with a carrying value of zero as of December 31, 2021 and 2020 were excluded from the table above.
[2]	Equity method investments in Platform Ventures with a carrying value of zero as of June 30, 2022 and December 31, 2021 were excluded from the table.